Liquid assets position (Details) € in Thousands, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Liquid assets position
Cash at banks		€ 291,849	€ 288,052
Term deposits		625,427	713,446
Money market funds		149,487	149,711
Cash on hand		3	3
Total cash and cash equivalents	$ 243.7	€ 1,066,766	€ 1,151,211	€ 1,262,061	€ 973,241